Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2025 CNY (¥)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 CNY (¥)
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	¥ 23,496		¥ 36,467
Less: Allowance for credit losses	41		191
Total accounts receivable, net	¥ 23,455	$ 3,295	¥ 36,276